Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 032
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
NOTE 3. FAIR VALUE MEASUREMENTS

ASC 820 provides the framework for measuring fair value which includes a hierarchy that prioritizes the inputs and valuation techniques used to measure fair value. The three levels of the fair value hierarchy are described as follows:

Level 1 – Inputs were unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.
Level 2 – Inputs, other than quoted prices included in Level 1, were either directly or indirectly observable for the asset or liability including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data, for substantially the full term of the assets or liabilities.

Level 3 – Inputs significant to the valuation model were unobservable and reflected the Plan’s best estimate of assumptions to measure the assets or liabilities at fair value.

Fair value measurement levels within the fair value hierarchy are based on the lowest level input that is significant to the fair value measurement in its entirety. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

The following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used during the years ended December 31, 2025 and 2024:

•Mutual Funds: Mutual funds, excluding the Artisan International Value Fund, are valued at quoted market prices. The Artisan International Value Fund is valued on a per unit basis based on the daily change in the market value of the underlying investments, adjusted for dividends earned on the funds and an annual expense factor. All mutual funds are deemed to be actively traded.

•Common Stocks: Common stocks are valued at the closing price reported on the active market on which the individual securities are traded.

•Self-directed Brokerage Investments: The self-directed brokerage investments are primarily comprised of common stocks and mutual funds and are measured at current value based on published market quotations from individual investments comprising the brokerage accounts.
The following table presents investments of the Plan measured at fair value on a recurring basis:

	December 31, 2025		December 31, 2024
	Level 1	Total	Level 1	Total
Mutual funds	$165,884,532	$165,884,532	$167,466,925	$167,466,925
Olin Corporation common stock	26,901,921	26,901,921	42,871,537	42,871,537
Self-directed brokerage investment	79,420,336	79,420,336	67,001,138	67,001,138
Total categorized investments measured at fair value	$272,206,789	$272,206,789	$277,339,600	$277,339,600
Collective trust funds with fair value measured at net asset value (1)		1,217,681,956		1,067,004,957
Total investments, at fair value		$1,489,888,745		$1,344,344,557

(1)Investments in collective trust funds are measured at fair value using the net asset value (NAV) per share (or its equivalent) as a practical expedient and have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statements of net assets available for benefits.

Generally, the mutual funds have implemented policies to monitor and discourage frequent, short-term trading. Certain mutual funds apply a redemption fee if investments are not held for a minimum number of days and preclude transfers out of and into the fund within a minimum number of days. The mutual funds also monitor transaction data reported by Empower Trust in compliance with U.S. Securities and Exchange Commission Rule 22c-2 to identify potential violations of the transfer restrictions and take appropriate action, when necessary. Additionally, with respect to all investments (excluding the Self-Directed Brokerage Account investments), any money transferred out cannot be transferred back into the original fund for seven calendar days.
The NAV of collective trust funds is based on the fair value of the underlying investments held by the funds less liabilities. Investments may be redeemed on a daily basis and it is probable that the Plan will sell the investments for the NAV. There are no participant redemption restrictions and no significant redemption notice periods applicable to the Plan. There are also no unfunded commitments for these investments. The following table summarizes investments for which fair value is measured using NAV per share practical expedient:

	December 31,
	2025	2024
Galliard Managed Income Fund D	$77,550,989	$76,464,939
JPMCB Core Plus Bond	36,604,152	32,749,006
Northern Trust All Country World ex-US Investable Market Index	52,662,967	43,087,822
Northern Trust Extended Equity Market Index	18,147,027	16,451,996
Northern Trust S&P 500 Index	260,535,622	220,037,383
T. Rowe Price Age Based Funds	772,181,199	678,213,811
Collective trust funds with fair value measured at NAV	$1,217,681,956	$1,067,004,957